Related parties (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Transactions held with Related parties
Revenues	R$ 31,682		R$ 28,663	R$ 33,822
Finance costs	36,573	[1]	25,859	55,679
Cost Sharing	35,232		37,514	48,133
Sublease	13,047		15,939	21,683
Acel Administracao de Cursos Educacionais Ltda
Transactions held with Related parties
Revenues	0		2,790	1,230
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Centro Educacional Leonardo Da Vinci SS
Transactions held with Related parties
Revenues	0		41	1,319
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Cogna Educacao S.A.
Transactions held with Related parties
Revenues	0		0	0
Finance costs	36,573	[1]	25,859	48,432
Cost Sharing	0		0	0
Sublease	0		0	0
Colegio Ambiental Ltda
Transactions held with Related parties
Revenues	0		496	0
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Colégio Cidade Ltda
Transactions held with Related parties
Revenues	0		146	0
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Colegio JAO Ltda.
Transactions held with Related parties
Revenues	0		1,582	387
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Colegio Manauara Lato Sensu Ltda.
Transactions held with Related parties
Revenues	0		1,903	3,139
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Colegio Manauara Cidade Nova Ltda.
Transactions held with Related parties
Revenues	0		275	0
Finance costs	0	[1]	0	0
Cost Sharing	0			0
Sublease	0			0
Colegio Motivo Ltda.
Transactions held with Related parties
Revenues	0		35	1,308
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Colegio Visao Eireli
Transactions held with Related parties
Revenues	0		287	0
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Curso e Colegio Coqueiro Ltda
Transactions held with Related parties
Revenues	0		268	0
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
ECSA Escola A Chave do Saber Ltda
Transactions held with Related parties
Revenues	0		593	657
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Editora Atica S.A.
Transactions held with Related parties
Revenues	16,286		5,374	7,287
Finance costs	0	[1]	0	229
Cost Sharing	5,757		6,130	11,989
Sublease	8,551		13,153	15,364
Editora E Distribuidora Educacional S.A.
Transactions held with Related parties
Revenues	0		0	1,841
Finance costs	0	[1]	0	0
Cost Sharing	29,475		31,384	36,144
Sublease	0		0	1,489
Editora Scipione S.A.
Transactions held with Related parties
Revenues	3,096		1,341	1,551
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Escola Mater Christi Ltda.
Transactions held with Related parties
Revenues	0		311	246
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Escola Riacho Doce Ltda
Transactions held with Related parties
Revenues	0		77	0
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Maxiprint Editora Ltda.
Transactions held with Related parties
Revenues	6,665		1,107	612
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Nucleo Brasileiro de Estudos Avancados Ltda
Transactions held with Related parties
Revenues	0		276	423
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Papelaria Brasiliana Ltda
Transactions held with Related parties
Revenues	0		249	1,287
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Saber Servicos Educacionais S.A.
Transactions held with Related parties
Revenues	41		900	1,254
Finance costs	0	[1]	0	6,740
Cost Sharing	0		0	0
Sublease	0		0	729
Saraiva Educação S.A.
Transactions held with Related parties
Revenues	4,090		2,405	3,364
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	1,905		2,528	3,739
Sistema P H De Ensino Ltda.
Transactions held with Related parties
Revenues	0		4,417	5,776
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Sociedade Educacional Alphaville Ltda
Transactions held with Related parties
Revenues	0		414	317
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Sociedade Educacional Doze De Outubro Ltda.
Transactions held with Related parties
Revenues	0		360	295
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Sociedade Educacional NEODNA Cuiaba Ltda
Transactions held with Related parties
Revenues	0		224	367
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Sociedade Educacional Parana Ltda.
Transactions held with Related parties
Revenues	0		0	0
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
SOE Operações Escolares SA.
Transactions held with Related parties
Revenues	0		1,086	0
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Somos Idiomas S.A.
Transactions held with Related parties
Revenues	641		0	0
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	2,591		258	0
Somos Operacoes Escolares S.A.
Transactions held with Related parties
Revenues	0		243	0
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
SSE Serviços Educacionais Ltda.
Transactions held with Related parties
Revenues	863		1,463	795
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Sociedade Educacional NEODNA Cuiaba Ltda - EPP
Transactions held with Related parties
Revenues	0		0	367
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	0		0	0
Somos Educacao S.A.
Transactions held with Related parties
Revenues	0		0	0
Finance costs	0	[1]	0	278
Cost Sharing	0		0	0
Sublease	0		0	0
Others
Transactions held with Related parties
Revenues	0		0	0
Finance costs	0	[1]	0	0
Cost Sharing	0		0	0
Sublease	R$ 0		R$ 0	R$ 362

[1]	Refers to debentures interest; see Note 15.